Share Capital (Details Narrative) $ / shares in Units, $ in Millions	1 Months Ended				9 Months Ended		12 Months Ended
	Aug. 19, 2025 shares	Dec. 19, 2024 USD ($) shares	Mar. 27, 2024 USD ($) shares	Mar. 27, 2024 $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Jan. 31, 2025 shares
Statement [Line Items]
Number of performance share units granted | shares	1,140,730
Vested expected life	3 years
Common shares price | $ / shares				$ 0.75
Weighted average fair value at grant date | $ / shares					$ 0.59		$ 0.30
Shares issued | shares									12,923,076
Shares outstanding, shares | shares					8,108,440	8,108,440
Number of shares reserved for issuance as percent							10.00%
Stock option, term							10 years
Number of shares issued | shares			10,400,000		2,329,870		11,245,046
Proceeds from issuance of common stock | $			$ 5.8
Transaction costs | $			0.8
Issuance of common shares, value | $			0.1
Issuance of warrants, value | $			$ 0.1
Value of settlement | $					$ 3.0
Galena Complex [Member]
Statement [Line Items]
Number of shares issued of the acquisition | shares		68,000,000
Acquisition of non-controlling interest		40.00%
Cash consideration transferred in the acquisition | $		$ 10.0
Restricted Share Units [Member]
Statement [Line Items]
Shares issued | shares					9,541,183	9,541,183
Shares outstanding, Value | $							$ 0.1	$ 0.1
Changes in fair value of share-based awards | shares							93,630
Deferred Share Units [Member]
Statement [Line Items]
Shares outstanding, shares | shares					3,151,033	3,151,033	1,425,166	1,425,166
Percentage of deferred share units							50.00%
Deferred Share Units [Member] | Top of range [member]
Statement [Line Items]
Percentage of deferred share units							100.00%
Private Placements [Member]
Statement [Line Items]
Shares issued | shares		50,000,000	60,000	60,000	11,196,656	11,196,656
Gross proceeds | $		$ 50.0			$ 18.6
Subscription receipts | $		$ 35.1					$ 9.4
Issue price per share | $ / shares						$ 2.31		$ 1.18
Warrants issued | shares			604,008	604,008	1,044,000	1,044,000
Warrants issue price per share | $ / shares						$ 2.50
Warrants issued against offset amount | $					$ 0.6	$ 0.6